RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Trade receivables, allowances for credit losses at beginning of period	$ (10,122)	$ (5,661)
Acquisitions	(13,581)	(157)
Additional provisions in the period	(2,783)	(5,468)
Disposals	216
Write-offs	1,776	1,976
Recoveries of amounts previously reserved	2,114
Balance sheet reclassifications	(389)
Foreign exchange impact	705	(812)
Trade receivables, allowances for credit losses at end of period	$ (22,064)	$ (10,122)